COMMITMENTS AND CONTINGENCIES - Additional Information (Details) R$ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2018 BRL (R$)	Dec. 31, 2019 USD ($)	Jan. 31, 2018 BRL (R$)	Jan. 31, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 BRL (R$)	Jun. 30, 2016 USD ($)	May 31, 2016 BRL (R$)
Disclosure of contingent liabilities [line items]
Judicial Deposit		$ 389
Fines and Sanctions [Member]
Disclosure of contingent liabilities [line items]
Reimbursement rights		1,522
Fines and sanctions which may be levied by OSINERGMIN [Member]
Disclosure of contingent liabilities [line items]
Reimbursement rights		1,345
Fines and sanctions to be levied by OEFA [Member]
Disclosure of contingent liabilities [line items]
Reimbursement rights		177
Certain civil lawsuits filed by individuals and former suppliers [Member]
Disclosure of contingent liabilities [line items]
Reimbursement rights		396
Various claims related to Brazil indirect taxes and labour matters [Member]
Disclosure of contingent liabilities [line items]
Other provisions		3,009
Escrow cash deposits		1,243
Judicial Deposit		$ 854
Environmental damages [Member]
Disclosure of contingent liabilities [line items]
Amount of fine payable excluding interest and inflation			R$ 6,000	$ 1,500
Updated value of fine payable including interest and inflation			R$ 27,000	$ 6,700
Cyanide Usage [Member]
Disclosure of contingent liabilities [line items]
Amount of fine payable excluding interest and inflation | R$	R$ 4,000
Cyanide Usage [Member] | Maximum
Disclosure of contingent liabilities [line items]
Period to stop usage of cyanide in production process	1 year
Amapa-MMX Iron Ore Project Site Damages
Disclosure of contingent liabilities [line items]
Compensation for damages based on parameters of a report issued by the Federal Police | R$								R$ 167,000
Compensation to each defendant for collective nonpecuniary loss to Amapas citizens and Brazilians in general | R$								10,000
Amapari Project Site Damages
Disclosure of contingent liabilities [line items]
Compensation corresponding to the cost of the rescue archaeology actions that should have been carried out | R$								R$ 23,400
Compensation to each defendant for collective nonpecuniary loss to Amapas citizens and Brazilians in general | R$						R$ 10,000
Amapari Project Site Damages | Minimum
Disclosure of contingent liabilities [line items]
Liability settlement, community works or services period		3 years
Amapari Project Site Damages | Maximum
Disclosure of contingent liabilities [line items]
Liability settlement, community works or services period		4 years
Nyrstar N. V. [Member]
Disclosure of contingent liabilities [line items]
Remediation bond agreement					$ 9,737
Outstanding fines or sanctions settled					$ 4,000
Nyrstar N. V. [Member] | Maximum
Disclosure of contingent liabilities [line items]
Outstanding fines or sanctions settled							$ 4,000